Morgan Stanley Balanced Growth Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002

Dear Shareholder:

As 2002 began, the United States economy was showing preliminary signs of emerging from recession. While this trend continued throughout the first half of the year, the quality of the data was uneven. Initial jobless claims, for example, settled below 400,000 per week for about seven weeks during the first quarter, rose back into the 400,000s for 10 weeks but again settled below the 400,000 level for the last five weeks of the review period. Several consumer-expenditure and consumer-confidence series posted strong gains through much of the period but fell for the last month or two.

Before the beginning of the period, both U.S. monetary and fiscal policy had become focused on stimulating economic growth. Although it appears most analysts are inclined to believe that these policy adjustments will provide the foundation for an economic recovery, a series of accounting scandals and resulting equity-market weakness have created doubt about the economic outlook for the period ahead.

In January the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and the growing awareness that a number of Fortune 500 companies, Enron and Tyco notable among them, had allowed serious lapses to occur in corporate governance.

U.S. Treasury yields rose during the first few months of the review period, but then fell as accounting scandals and less robust economic data created doubts about the economic recovery. By the end of the period, the market reached lower yield levels than seemed consistent with an eventual recovery in the economy. However, corporate yields and mortgage security yields remained generous relative to Treasury securities and offered good value for long-term investors.

Performance and Portfolio

For the six-month period ended July 31, 2002, Morgan Stanley Balanced Growth Fund's Class A, B, C and D shares produced total returns of -8.75 percent, -9.10 percent, -9.11 percent and -8.65 percent, respectively. During the same period, the Standard & Poor's 500 Index(1) produced a total return of -18.73 percent and the Lehman Brothers U.S. Government/Credit Index(2)

---------------------
(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index, formerly the Lehman Brothers Government/Corporate Index, tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Balanced Growth Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

produced a total return of 3.75 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's equity portion was buoyed by the combination of its value-oriented investment style and its significant exposure to consumer cyclicals and industrials, two sectors that performed well during the year. The Fund's fixed-income portion benefited from a favorable interest-rate environment and generous yields on corporate bonds and mortgage-backed securities relative to Treasury notes.

On July 31, 2002, approximately 65 percent of the Fund's assets were allocated to equities and 35 percent to high-quality fixed-income securities. The Fund's equity component, which consists of 24 common stocks spread across 18 industry groups, was relatively fully invested. During the period, the Fund's equity component maintained its underexposure to high technology and high price-to-earnings (p/e) stocks, many of which underperformed during the period. Instead, the Fund's screening process led to overweightings in basic materials, capital goods and utilities, which encountered strong cash flows and attractive dividend yields. In addition, many of these sectors had positive earnings compared with the previous year's results. Throughout the period under review, the fixed-income portion included substantial allocations to investment-grade corporate securities and mortgage-backed securities. These securities offered historically generous yields relative to Treasury securities at the beginning of the period and we believe that at the time of this letter they continue to offer good value.

Looking Ahead

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted 10 months. If the current recession began in March, as many economists now consider the case, we believe this could suggest that it may be nearly over. Furthermore, although we do not know if these trends will continue, the U.S. stock market has historically risen as the Federal Reserve completes the process of lowering interest rates. The S&P 500 has appreciated 11 of the 12 times the Fed has stopped reducing rates since 1954. The Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction. Although the Fed may lower rates further, they are already at historically low levels and therefore may not encounter many more reductions.

Morgan Stanley Balanced Growth Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

As valuations in the market trend towards more reasonable levels, we believe that the role of dividends will once again play an important part in the total return of investments. In this transitional period, we believe that the Fund's value-oriented investment style and focus on both dividend-paying companies and investment-grade fixed-income securities could potentially prove beneficial should a recovery materialize in the months ahead.

We appreciate your ongoing support of Morgan Stanley Balanced Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Balanced Growth Fund
FUND PERFORMANCE - JULY 31, 2002

           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JULY 31, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                    (11.44)%(1) (16.09)%(2)
5 Years                     3.63 %(1)   2.52 %(2)
Since Inception (7/28/97)   3.96 %(1)   2.85 %(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                    (12.22)%(1) (13.08)%(2)
5 Years                     2.85 %(1)   2.85 %(2)
Since Inception (3/28/95)   8.82 %(1)   8.82 %(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                    (12.19)%(1) (16.49)%(2)
5 Years                     2.82 %(1)   2.55 %(2)
Since Inception (7/28/97)   3.15 %(1)   3.01 %(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                    (11.30)%(1)
5 Years                     3.85 %(1)
Since Inception (7/28/97)   4.18 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Common Stocks (64.5%)
            Aluminum (2.1%)
 145,000    Alcoa, Inc. .................................................................   $  3,922,250
                                                                                            ------------
            Auto Parts: O.E.M. (2.2%)
 400,000    Delphi Corp. ................................................................      3,984,000
                                                                                            ------------
            Computer Processing Hardware (2.5%)
  65,000    International Business Machines Corp. .......................................      4,576,000
                                                                                            ------------
            Department Stores (2.6%)
 100,000    Sears, Roebuck & Co. ........................................................      4,717,000
                                                                                            ------------
            Discount Stores (2.5%)
 138,000    Target Corp. ................................................................      4,602,300
                                                                                            ------------
            Electric Utilities (5.3%)
 105,000    Exelon Corp. ................................................................      5,150,250
 150,608    FirstEnergy Corp. ...........................................................      4,631,196
                                                                                            ------------
                                                                                               9,781,446
                                                                                            ------------
            Financial Conglomerates (2.3%)
 127,000    Citigroup, Inc. .............................................................      4,259,580
                                                                                            ------------
            Food: Major Diversified (2.9%)
 125,000    PepsiCo, Inc. ...............................................................      5,367,500
                                                                                            ------------
            Forest Products (2.9%)
  90,000    Weyerhaeuser Co. ............................................................      5,287,500
                                                                                            ------------
            Household/Personal Care (3.1%)
  63,000    Procter & Gamble Co. (The)...................................................      5,606,370
                                                                                            ------------
            Industrial Conglomerates (9.4%)
  45,000    3M Co. ......................................................................      5,662,350
 190,000    General Electric Co. ........................................................      6,118,000
  77,000    United Technologies Corp. ...................................................      5,351,500
                                                                                            ------------
                                                                                              17,131,850
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Information Technology Services (2.4%)
 120,000    Electronic Data Systems Corp. ...............................................   $  4,412,400
                                                                                            ------------
            Integrated Oil (2.9%)
 115,000    BP PLC (ADR) (United Kingdom)................................................      5,336,000
                                                                                            ------------
            Major Banks (5.8%)
  75,000    Bank of America Corp. .......................................................      4,987,500
 215,000    KeyCorp......................................................................      5,645,900
                                                                                            ------------
                                                                                              10,633,400
                                                                                            ------------
            Major Telecommunications (2.7%)
 180,000    SBC Communications, Inc. ....................................................      4,978,800
                                                                                            ------------
            Motor Vehicles (1.9%)
  75,000    General Motors Corp. ........................................................      3,491,250
                                                                                            ------------
            Pharmaceuticals: Major (5.8%)
 210,000    Bristol-Myers Squibb Co. ....................................................      4,920,300
 220,000    Schering-Plough Corp. .......................................................      5,610,000
                                                                                            ------------
                                                                                              10,530,300
                                                                                            ------------
            Semiconductors (2.5%)
 240,000    Intel Corp. .................................................................      4,509,600
                                                                                            ------------
            Trucks/Construction/Farm Machinery (2.7%)
 120,000    Deere & Co. .................................................................      5,042,400
                                                                                            ------------
            Total Common Stocks (Cost $118,216,069)......................................    118,169,946
                                                                                            ------------
PRINCIPAL
AMOUNT IN                                                             COUPON   MATURITY
THOUSANDS                                                             RATE       DATE
---------                                                             ------   ----------
            Corporate Bonds (10.4%)
            Aerospace & Defense (0.7%)
$    200    Lockheed Martin Corp. ..................................   7.75%    05/01/26         221,943
     390    Raytheon Co.**..........................................   8.20     03/01/06         433,908
     462    Systems 2001 Asset Trust - 144A* **.....................   6.664    09/15/13         499,158
                                                                                            ------------
                                                                                               1,155,009
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Airlines (0.3%)
$    136    America West Airlines...................................   7.10%    04/02/21    $    139,521
     318    Continental Airlines, Inc.**............................   6.90     01/02/18         299,147
      75    Southwest Airlines Co. .................................   5.496    11/01/06          77,094
                                                                                            ------------
                                                                                                 515,762
                                                                                            ------------
            Broadcasting (0.1%)
     130    Clear Channel Communications, Inc. .....................   7.65     09/15/10         122,371
                                                                                            ------------
            Cable/Satellite TV (0.2%)
     120    Comcast Cable Communications Inc. ......................   8.375    05/01/07         115,089
     235    Comcast Cable Communications Inc. ......................   6.75     01/30/11         203,201
      80    TCI Communications, Inc. ...............................   7.875    02/15/26          62,876
                                                                                            ------------
                                                                                                 381,166
                                                                                            ------------
            Computer Processing Hardware (0.1%)
     230    Sun Microsystems Inc.**.................................   7.65     08/15/09         237,730
                                                                                            ------------
            Department Stores (0.4%)
      60    Federated Department Stores, Inc. ......................   6.625    09/01/08          64,151
     210    Federated Department Stores, Inc. ......................   6.90     04/01/29         204,734
     325    May Department Stores Co., Inc. ........................   6.70     09/15/28         327,321
                                                                                            ------------
                                                                                                 596,206
                                                                                            ------------
            Drugstore Chains (0.2%)
     275    CVS Corp. ..............................................   5.625    03/15/06         286,021
                                                                                            ------------
            Electric Utilities (0.0%)
      50    Detroit Edison Co. .....................................   6.125    10/01/10          49,875
                                                                                            ------------
            Electrical Products (0.1%)
     160    Cooper Industries, Ltd. - 144A*.........................   5.25     07/01/07         163,382
                                                                                            ------------
            Finance/Rental/Leasing (0.8%)
     290    American General Finance Corp. .........................   5.875    07/14/06         306,297
      80    Hertz Corp. ............................................   7.625    08/15/07          82,346
      40    Hertz Corp. ............................................   7.40     03/01/11          38,480
      70    Hertz Corp. ............................................   7.625    06/01/12          67,901
     305    Household Finance Corp. ................................   8.00     07/15/10         311,209
      55    Household Finance Corp. ................................   6.75     05/15/11          51,997

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
$     35    MBNA America Bank N.A. .................................   7.75%    09/15/05    $     37,876
     165    MBNA America Bank N.A. .................................   6.50     06/20/06         170,494
     280    Prime Property Funding II - 144A*.......................   7.00     08/15/04         299,077
                                                                                            ------------
                                                                                               1,365,677
                                                                                            ------------
            Financial Conglomerates (1.6%)
     500    Associates Corp. of North America**.....................   6.25     11/01/08         535,641
      60    Boeing Capital Corp. ...................................   6.10     03/01/11          62,317
      35    Boeing Capital Corp. ...................................   5.80     01/15/13          35,147
     140    Chase Manhattan Corp. ..................................   6.00     02/15/09         144,522
      75    Equitable Companies, Inc. ..............................   7.00     04/01/28          72,340
     480    General Electric Capital Corp. .........................   6.75     03/15/32         478,206
     255    General Motors Acceptance Corp. ........................   8.00     11/01/31         254,020
     305    J.P. Morgan Chase & Co. ................................   5.35     03/01/07         311,103
      70    J.P. Morgan Chase & Co. ................................   6.625    03/15/12          72,921
     525    Prudential Holdings, LLC (Series B FSA) - 144A* **......   7.245    12/18/23         561,661
     355    Prudential Holdings, LLC (Series B FSA) - 144A* **......   8.695    12/18/23         391,008
                                                                                            ------------
                                                                                               2,918,886
                                                                                            ------------
            Food Retail (0.2%)
     335    Kroger Co. .............................................   6.80     04/01/11         356,340
      85    Kroger Co. .............................................   7.70     06/01/29          92,913
                                                                                            ------------
                                                                                                 449,253
                                                                                            ------------
            Forest Products (0.0%)
      75    Weyerhaeuser Co. - 144A*................................   6.75     03/15/12          77,988
                                                                                            ------------
            Gas Distributors (0.1%)
     110    Consolidated Natural Gas Co. ...........................   6.25     11/01/11         111,372
                                                                                            ------------
            Home Building (0.1%)
     135    Centex Corp. ...........................................   7.875    02/01/11         149,094
      75    Centex Corp. ...........................................   7.50     01/15/12          81,496
                                                                                            ------------
                                                                                                 230,590
                                                                                            ------------
            Home Furnishings (0.0%)
      75    Mohawk Industries, Inc. - 144A*.........................   7.20     04/15/12          81,360
                                                                                            ------------
            Home Improvement Chains (0.2%)
     305    Lowe's Companies, Inc. .................................   8.25     06/01/10         356,873
      80    Lowe's Companies, Inc. .................................   6.50     03/15/29          78,897
                                                                                            ------------
                                                                                                 435,770
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Hospital/Nursing Management (0.1%)
$    255    Tenet Healthcare Corp. .................................   6.875%   11/15/31    $    241,641
                                                                                            ------------
            Hotels/Resorts/Cruiselines (0.3%)
     125    Hyatt Equities LLC - 144A*..............................   6.875    06/15/07         128,641
     405    Marriott International, Inc. (Series E).................   7.00     01/15/08         436,065
                                                                                            ------------
                                                                                                 564,706
                                                                                            ------------
            Industrial Conglomerates (0.3%)
     300    Honeywell International, Inc. ..........................   6.125    11/01/11         312,527
     255    United Technologies Corp. ..............................   6.10     05/15/12         271,135
                                                                                            ------------
                                                                                                 583,662
                                                                                            ------------
            Integrated Oil (0.1%)
     170    Conoco Inc.**...........................................   6.95     04/15/29         176,092
                                                                                            ------------
            Investment Banks/Brokers (0.5%)
     365    Credit Suisse F/B USA, Inc.**...........................   5.875    08/01/06         381,906
     380    Goldman Sachs Group Inc. ...............................   6.875    01/15/11         398,917
     155    Goldman Sachs Group Inc. ...............................   6.60     01/15/12         161,293
                                                                                            ------------
                                                                                                 942,116
                                                                                            ------------
            Life/Health Insurance (0.8%)
     140    American General Corp. .................................   7.50     07/15/25         158,209
     350    John Hancock............................................   7.375    02/15/24         366,233
     250    Metropolitan Life Insurance Co. ........................   7.80     11/01/25         265,123
     300    Nationwide Mutual Insurance Co. - 144A*.................   7.50     02/15/24         285,111
     100    Nationwide Mutual Insurance Co. - 144A*.................   8.25     12/01/31         100,201
     250    New England Mutual Life Insurance Co. (Series DTC)......   7.875    02/15/24         268,145
                                                                                            ------------
                                                                                               1,443,022
                                                                                            ------------
            Major Banks (0.2%)
     265    Bank One Corp. .........................................   6.00     02/17/09         274,860
                                                                                            ------------
            Major Telecommunications (0.4%)
     120    ALLTEL Corp. ...........................................   7.00     07/01/12         122,159
     245    AT&T Corp. - 144A* **...................................   8.00     11/15/31         200,900
     145    GTE Corp. ..............................................   6.94     04/15/28         114,573
     310    Verizon New England Inc. ...............................   6.50     09/15/11         295,393
                                                                                            ------------
                                                                                                 733,025
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Managed Health Care (0.4%)
$    300    Aetna, Inc. ............................................   7.875%   03/01/11    $    321,741
     260    Cigna Corp. ............................................   6.375    10/15/11         270,723
     150    Wellpoint Health Network, Inc. .........................   6.375    06/15/06         161,082
                                                                                            ------------
                                                                                                 753,546
                                                                                            ------------
            Media Conglomerates (0.2%)
      40    News America Holdings, Inc. ............................   7.75     02/01/24          35,592
     345    News America Holdings, Inc. ............................   7.28     06/30/28         286,950
                                                                                            ------------
                                                                                                 322,542
                                                                                            ------------
            Motor Vehicles (0.6%)
      95    DaimlerChrysler North American Holdings Co. ............   7.20     09/01/09         100,412
     150    DaimlerChrysler North American Holdings Co. ............   8.50     01/18/31         169,271
      35    Ford Motor Co...........................................   6.625    10/01/28          28,521
     720    Ford Motor Co.**........................................   7.45     07/16/31         645,332
      30    Ford Motor Credit Co. ..................................   7.25     10/25/11          29,515
     200    General Motors Corp. ...................................   8.10     06/15/24         195,865
                                                                                            ------------
                                                                                               1,168,916
                                                                                            ------------
            Multi-Line Insurance (0.6%)
     365    AIG SunAmerica Global Finance - 144A* **................   6.30     05/10/11         386,470
     555    Farmers Exchange Capital - 144A* **.....................   7.05     07/15/28         407,744
     315    Hartford Financial Services Group, Inc. ................   7.90     06/15/10         360,646
                                                                                            ------------
                                                                                               1,154,860
                                                                                            ------------
            Property - Casualty Insurers (0.3%)
     445    Florida Windstorm Underwriting Assoc. - 144A* **........   7.125    02/25/19         469,210
                                                                                            ------------
            Pulp & Paper (0.1%)
     105    MeadWestvaco Corp. .....................................   6.85     04/01/12         111,143
      70    Sappi Papier Holding AG - 144A* (Austria)...............   6.75     06/15/12          72,734
                                                                                            ------------
                                                                                                 183,877
                                                                                            ------------
            Real Estate Investment Trusts (0.3%)
     235    EOP Operating L.P. .....................................   7.25     06/15/28         224,984
      35    EOP Operating L.P. .....................................   7.50     04/19/29          34,439
     215    Simon Property Group L.P. ..............................   6.375    11/15/07         226,105
     120    Vornado Realty Trust....................................   5.625    06/15/07         122,104
                                                                                            ------------
                                                                                                 607,632
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Services to the Health Industry (0.1%)
$     70    Anthem Insurance - 144A*................................   9.125%   04/01/10    $     80,611
     110    Anthem Insurance - 144A*................................   9.00     04/01/27         125,320
                                                                                            ------------
                                                                                                 205,931
                                                                                            ------------
            Total Corporate Bonds (Cost $18,559,295).....................................     19,004,056
                                                                                            ------------
            Foreign Government Obligations (0.2%)
     140    United Mexican States (Mexico)..........................   8.375    01/14/11         144,340
     155    United Mexican States (Mexico)..........................   7.50     01/14/12         153,063
     100    United Mexican States (Mexico)..........................   8.30     08/15/31          92,600
                                                                                            ------------
            Total Foreign Obligations (Cost $399,311)....................................        390,003
                                                                                            ------------
            U.S. Government Obligations (11.7%)
            U.S. Treasury Bond
   1,600    ........................................................   7.625    02/15/25       2,048,312
   1,600    ........................................................   8.125    08/15/19-
                                                                                08/15/21       2,113,801
            U.S. Treasury Note
   1,350    ........................................................   3.50     11/15/06       1,359,018
   5,150    ........................................................   6.50     02/15/10       5,908,018
   5,750    ........................................................   6.75     05/15/05       6,371,046
   3,250    ........................................................   7.875    11/15/04       3,642,411
                                                                                            ------------
            Total U.S. Government Obligations (Cost $20,786,470).........................     21,442,606
                                                                                            ------------
            U.S. Government Agency Mortgage Backed Securities (9.0%)
     425    Federal Home Loan Mortgage Corp.........................   7.50     06/01/11-
                                                                                08/01/11         451,476
            Federal National Mortgage Assoc.
     410    ........................................................   5.50     06/25/08         419,690
   1,725    ........................................................   6.625    11/15/30       1,868,253
     365    ........................................................   6.70     08/17/02         364,647
     259    ........................................................   7.00     03/01/12-
                                                                                06/01/12         273,437
   2,000    ........................................................   7.00       ***          2,076,875
   2,224    ........................................................   7.50     06/01/25-
                                                                                08/01/29       2,343,993
   1,450    ........................................................   7.50       ***          1,527,938
   2,372    ........................................................   8.00     05/01/24-
                                                                                01/01/32       2,525,152
   1,200    ........................................................   8.00       ***          1,277,625
      86    ........................................................   9.50     12/01/20          92,859

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Government National Mortgage Assoc. I
$  1,638    ........................................................   7.00%    09/15/23-
                                                                                07/15/29    $  1,710,079
     729    ........................................................   7.50     09/15/25-
                                                                                06/15/27         771,460
     658    ........................................................   8.00     04/15/26-
                                                                                08/15/26         702,322
                                                                                            ------------
            Total U.S. Government Agency Mortgage Backed Securities
              (Cost $16,520,266).........................................................     16,405,806
                                                                                            ------------
            Asset-Backed Securities (4.0%)
            Finance/Rental/Leasing (3.7%)
     400    BMW Vehicle Owner Trust 2002-A..........................   2.83     12/25/04         402,882
     335    Chase Credit Card Master Trust..........................   5.50     11/17/08         355,150
     350    Chase Manhattan Auto Owner Trust 2002-A.................   2.63     10/15/04         351,510
     600    Chase Manhattan Auto Owner Trust 2002-B.................   2.70     01/18/05         603,550
     350    Citibank Credit Issuance Trust..........................   6.90     10/15/07         384,948
     400    Daimler Chrysler Auto Trust 2000-E......................   6.11     11/08/04         411,866
     600    Daimler Chrysler Auto Trust 2002-A......................   2.90     12/06/04         604,290
     500    Ford Credit Auto Owner Trust 2001-B.....................   5.12     10/15/04         511,089
     600    Ford Credit Auto Owner Trust 2002-B.....................   2.97     06/15/04         603,728
     532    Harley-Davidson Motorcycle Trust........................   3.02     09/15/06         536,948
     350    Honda Auto Receivables Owner Trust 2002-1...............   2.55     04/15/04         351,203
     500    Honda Auto Receivables Owner Trust 2002-2...............   2.91     09/15/04         503,730
     150    MBNA Master Credit Card Trust...........................   5.90     08/15/11         159,669
     400    National City Auto Receivables Trust 2002-A.............   3.00     01/15/05         402,900
     200    Nissan Auto Receivables Owner Trust.....................   4.80     02/15/07         207,539
     400    Nissan Auto Receivables Owner Trust 2002-B..............   3.07     08/16/04         403,316
                                                                                            ------------
                                                                                               6,794,318
                                                                                            ------------
            Financial Conglomerates (0.3%)
     600    Capital Auto Receivables Asset Trust 2002-2.............   2.89     04/15/04         603,768
                                                                                            ------------
            Total Asset-Backed Securities (Cost $6,703,359)..............................      7,398,086
                                                                                            ------------
            Short-Term Investments (2.2%)
            U.S. Government Obligations (a) (0.2%)
            U.S. Treasury Bill
      25    **......................................................   1.71     11/06/03          24,800
     100    **......................................................   1.76     10/17/02          99,624
     150    **......................................................   1.88     10/17/02         149,397
                                                                                            ------------
            Total U.S. Government Obligations (Cost $273,821)............................        273,821
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Repurchase Agreement (2.0%)
$  3,736    Joint repurchase agreement account (dated 07/31/02;
              proceeds $3,736,191) (b) (Cost $3,736,000)............   1.84%    08/01/02    $  3,736,000
                                                                                            ------------
            Total Short-Term Investments (Cost $4,009,821)..........                           4,009,821
                                                                                            ------------
            Total Investments (Cost $185,194,591) (c)...............               102.0%    186,820,324
            Liabilities in Excess of Other Assets...................                (2.0)     (3,712,888)
                                                                                   -----    ------------
            Net Assets..............................................               100.0%   $183,107,436
                                                                                   =====    ============

---------------------

    *     Resale is restricted to qualified institutional investors.
    ** Some or all of these securities have been segregated in connection with open futures contracts and/or securities purchased on a forward commitment basis.
    *** Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
          the actual principal amount and maturity date will be determined upon settlement.
    (a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,541,176 and the aggregate gross unrealized depreciation is $14,915,443, resulting in net unrealized appreciation of $1,625,733.

Futures Contracts Open at July 31, 2002:

                                                                           UNREALIZED
NUMBER OF                DESCRIPTION/DELIVERY       UNDERLYING FACE       APPRECIATION/
CONTRACTS   LONG/SHORT      MONTH AND YEAR          AMOUNT AT VALUE       DEPRECIATION
---------   ----------   ---------------------   ----------------------   -------------
   11          Short     U.S. Treasury Notes          $(1,216,703)          $(23,732)
                            September 2002
    4          Short     U.S. Treasury Notes             (441,313)            (1,620)
                            September 2002
    7          Short..   U.S. Treasury Bonds             (741,563)                 3
                            September 2002
                                                                            --------
            Net Unrealized Depreciation................................     $(25,349)
                                                                            ========

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $185,194,591).......................................  $186,820,324
Receivable for:
    Investments sold........................................     1,857,155
    Interest................................................       878,098
    Dividends...............................................       277,880
    Shares of beneficial interest sold......................       227,607
Prepaid expenses and other assets...........................        78,369
                                                              ------------
    Total Assets............................................   190,139,433
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     6,283,610
    Shares of beneficial interest redeemed..................       421,778
    Distribution fee........................................       161,035
    Investment management fee...............................       100,011
    Variation margin........................................        21,188
Accrued expenses and other payables.........................        44,375
                                                              ------------
    Total Liabilities.......................................     7,031,997
                                                              ------------
    Net Assets..............................................  $183,107,436
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $196,433,692
Net unrealized appreciation.................................     1,600,384
Accumulated undistributed net investment income.............       134,304
Accumulated net realized loss...............................   (15,060,944)
                                                              ------------
    Net Assets..............................................  $183,107,436
                                                              ============
Class A Shares:
Net Assets..................................................    $6,633,974
Shares Outstanding (unlimited authorized, $.01 par value)...       573,932
    Net Asset Value Per Share...............................        $11.56
                                                              ============
    Maximum Offering Price Per Share
      (net asset value plus 5.54% of net asset value).......        $12.20
                                                              ============
Class B Shares:
Net Assets..................................................   $84,965,079
Shares Outstanding (unlimited authorized, $.01 par value)...     7,354,461
    Net Asset Value Per Share...............................        $11.55
                                                              ============

Class C Shares:
Net Assets..................................................   $90,184,658
Shares Outstanding (unlimited authorized, $.01 par value)...     7,804,972
    Net Asset Value Per Share...............................        $11.55
                                                              ============

Class D Shares:
Net Assets..................................................    $1,323,725
Shares Outstanding (unlimited authorized, $.01 par value)...       114,566
    Net Asset Value Per Share...............................        $11.55
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2002 (unaudited)

Net Investment Income:

Income
Interest....................................................  $  1,951,114
Dividends (net of $4,370 foreign withholding tax)...........     1,442,681
                                                              ------------
    Total Income............................................     3,393,795
                                                              ------------
Expenses
Investment management fee...................................       607,614
Distribution fee (Class A shares)...........................         8,557
Distribution fee (Class B shares)...........................       469,167
Distribution fee (Class C shares)...........................       502,423
Transfer agent fees and expenses............................       126,773
Registration fees...........................................        32,553
Professional fees...........................................        25,617
Shareholder reports and notices.............................        25,202
Custodian fees..............................................        16,823
Trustees' fees and expenses.................................         5,900
Other.......................................................         6,659
                                                              ------------
    Total Expenses..........................................     1,827,288
                                                              ------------
    Net Investment Income...................................     1,566,507
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
    Investments.............................................       782,555
    Futures contracts.......................................       597,834
                                                              ------------
    Net Realized Gain.......................................     1,380,389
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (22,095,689)
    Futures contracts.......................................        (6,496)
                                                              ------------
    Net Depreciation........................................   (22,102,185)
                                                              ------------
    Net Loss................................................   (20,721,796)
                                                              ------------
Net Decrease................................................  $(19,155,289)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED        ENDED
                                                             JULY 31, 2002    JANUARY 31, 2002
                                                             -------------    ----------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,566,507      $  3,583,919
Net realized gain (loss)....................................    1,380,389        (8,695,356)
Net change in unrealized appreciation/depreciation..........  (22,102,185)        2,093,635
                                                              -----------      ------------
    Net Decrease............................................  (19,155,289)       (3,017,802)
                                                              -----------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................      (80,574)         (218,602)
Class B shares..............................................     (776,176)       (1,648,293)
Class C shares..............................................     (811,746)       (2,372,472)
Class D shares..............................................      (18,451)          (77,827)
                                                              -----------      ------------
    Total Dividends.........................................   (1,686,947)       (4,317,194)
                                                              -----------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   (1,563,929)       27,289,947
                                                              ------------     ------------

    Net Increase (Decrease).................................  (22,406,165)       19,954,951
Net Assets:
Beginning of period.........................................  205,513,601       185,558,650
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $134,304 and $254,744, respectively)..................... $183,107,436      $205,513,601
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,241,662 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $118,828 and $2,388, respectively and received $18,078 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2002 aggregated $81,008,675 and $69,478,627, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $18,990,764 and $2,454,055, respectively. Included in the aforementioned are sales with Morgan Stanley Select Dimensions Investment Series -- Balanced Growth of $331,000.

For the six months ended July 31, 2002, the Fund incurred brokerage commissions of $19,620 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

For the six months ended July 31, 2002, the Fund incurred brokerage commissions of $450, with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JULY 31, 2002             JANUARY 31, 2002
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     157,622   $  1,984,541      592,802   $  7,567,511
Reinvestment of dividends............................       5,467         67,992       16,070        198,662
Redeemed.............................................     (77,511)      (945,387)    (680,320)    (8,472,860)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class A....................      85,578      1,107,146      (71,448)      (706,687)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   1,937,972     24,333,667    6,066,692     78,933,312
Reinvestment of dividends............................      50,322        626,800      107,286      1,323,214
Redeemed.............................................  (1,816,383)   (22,196,634)  (3,320,476)   (43,196,528)
                                                       ----------   ------------   ----------   ------------
Net increase - Class B...............................     171,911      2,763,833    2,853,502     37,059,998
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     250,411      3,144,799      692,653      9,001,339
Reinvestment of dividends............................      57,764        719,788      172,912      2,140,602
Redeemed.............................................    (777,841)    (9,529,463)  (1,472,230)   (18,964,090)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class C...............................    (469,666)    (5,664,876)    (606,665)    (7,822,149)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      34,742        433,481       81,481      1,057,140
Reinvestment of dividends............................       1,448         18,009        6,224         76,785
Redeemed.............................................     (18,686)      (221,522)    (194,200)    (2,375,140)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class D....................      17,504        229,968     (106,495)    (1,241,215)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) in Fund......................    (194,673)  $ (1,563,929)   2,068,894   $ 27,289,947
                                                       ==========   ============   ==========   ============

6. Federal Income Tax Status

At January 31, 2002, the Fund had a net capital loss carryover of approximately $2,664,000 which will be available January 31, 2009 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,082,000 during fiscal 2002.

As of January 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and book amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At July 31, 2002, the Fund had outstanding futures contracts.

Morgan Stanley Balanced Growth Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX            FOR THE YEAR ENDED JANUARY 31,             JULY 28, 1997*
                                               MONTHS ENDED    -----------------------------------------------       THROUGH
                                               JULY 31, 2002     2002         2001         2000         1999     JANUARY 31, 1998
                                               -------------   --------     --------     --------     --------   ----------------
                                                (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.........     $12.82        $13.29       $13.11       $15.01       $14.68         $14.69
                                                  ------        ------       ------       ------       ------         ------
Income (loss) from investment operations:
    Net investment income++..................       0.14          0.33         0.37         0.41         0.36           0.21
    Net realized and unrealized gain
      (loss).................................      (1.25)        (0.42)        0.87        (0.59)        2.01           0.50
                                                  ------        ------       ------       ------       ------         ------
Total income (loss) from investment
  operations.................................      (1.11)        (0.09)        1.24        (0.18)        2.37           0.71
                                                  ------        ------       ------       ------       ------         ------
Less dividends and distributions from:
    Net investment income....................      (0.15)        (0.38)       (0.38)       (0.40)       (0.39)         (0.21)
    Net realized gain........................     --             --           (0.68)       (1.32)       (1.65)         (0.51)
                                                  ------        ------       ------       ------       ------         ------
Total dividends and distributions............      (0.15)        (0.38)       (1.06)       (1.72)       (2.04)         (0.72)
                                                  ------        ------       ------       ------       ------         ------
Net asset value, end of period...............     $11.56        $12.82       $13.29       $13.11       $15.01         $14.68
                                                  ======        ======       ======       ======       ======         ======
Total Return+................................      (8.75)%(1)    (0.53)%      10.65%       (1.35)%      17.02%          4.77%(1)
Ratios to Average Net Assets:
Expenses.....................................       1.09 %(2)(3)  1.07%(3)     1.03%(3)     1.04%(3)     1.06%(3)       1.12%(2)
Net investment income........................       2.26 %(2)(3)  2.56%(3)     2.95%(3)     2.81%(3)     2.62%(3)       2.84%(2)
Supplemental Data:
Net assets, end of period, in thousands......     $6,634        $6,259       $7,440       $6,308       $3,670           $343
Portfolio turnover rate......................         36 %(1)       67%          33%          48%          49%            28%

---------------------

     * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                            FOR THE SIX          FOR THE YEAR ENDED JANUARY 31,           JULY 28, 1997*
                                           MONTHS ENDED    -------------------------------------------       THROUGH
                                           JULY 31, 2002    2002        2001        2000        1999     JANUARY 31, 1998
                                           -------------   -------     -------     -------     -------   ----------------
                                            (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.....      $12.81       $13.28      $13.09      $14.99      $14.67        $14.69
                                               ------       ------      ------      ------      ------        ------
Income (loss) from investment operations:
    Net investment income++..............        0.09         0.23        0.27        0.30        0.21          0.16
    Net realized and unrealized gain
    (loss)...............................       (1.25)       (0.42)       0.88       (0.60)       2.03          0.49
                                               ------       ------      ------      ------      ------        ------
Total income (loss) from investment
 operations..............................       (1.16)       (0.19)       1.15       (0.30)       2.24          0.65
                                               ------       ------      ------      ------      ------        ------
Less dividends and distributions from:
    Net investment income................       (0.10)       (0.28)      (0.28)      (0.28)      (0.27)        (0.16)
    Net realized gain....................      --            --          (0.68)      (1.32)      (1.65)        (0.51)
                                               ------       ------      ------      ------      ------        ------
Total dividends and distributions........       (0.10)       (0.28)      (0.96)      (1.60)      (1.92)        (0.67)
                                               ------       ------      ------      ------      ------        ------
Net asset value, end of period...........      $11.55       $12.81      $13.28      $13.09      $14.99        $14.67
                                               ======       ======      ======      ======      ======        ======
Total Return+............................       (9.10)%(1)   (1.32)%      9.83%      (2.15)%     16.09%         4.38%(1)
Ratios to Average Net Assets:
Expenses.................................        1.84 %(2)(3) 1.83%(3)    1.83%(3)    1.80%(3)    1.81%(3)      1.86%(2)
Net investment income....................        1.51 %(2)(3) 1.80%(3)    2.15%(3)    2.05%(3)    1.87%(3)      2.14%(2)
Supplemental Data:
Net assets, end of period, in
 thousands...............................     $84,965      $92,009     $57,490     $87,554     $99,666       $71,900
Portfolio turnover rate..................          36 %(1)      67%         33%         48%         49%           28%

---------------------

     * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX               FOR THE YEAR ENDED JANUARY 31,
                                                 MONTHS ENDED    ----------------------------------------------------
                                                 JULY 31, 2002     2002       2001       2000       1999      1998*
                                                 -------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period...........      $12.81        $13.28     $13.09     $14.99     $14.66     $13.01
                                                     ------        ------     ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income++....................        0.09          0.23       0.27       0.30       0.22       0.32
    Net realized and unrealized gain (loss)....       (1.25)        (0.42)      0.88      (0.60)      2.04       2.23
                                                     ------        ------     ------     ------     ------     ------
Total income (loss) from investment
  operations...................................       (1.16)        (0.19)      1.15      (0.30)      2.26       2.55
                                                     ------        ------     ------     ------     ------     ------
Less dividends and distributions from:
    Net investment income......................       (0.10)        (0.28)     (0.28)     (0.28)     (0.28)     (0.30)
    Net realized gain..........................      --             --         (0.68)     (1.32)     (1.65)     (0.60)
                                                     ------        ------     ------     ------     ------     ------
Total dividends and distributions..............       (0.10)        (0.28)     (0.96)     (1.60)     (1.93)     (0.90)
                                                     ------        ------     ------     ------     ------     ------
Net asset value, end of period.................      $11.55        $12.81     $13.28     $13.09     $14.99     $14.66
                                                     ======        ======     ======     ======     ======     ======
Total Return+..................................       (9.11)%(1)    (1.34)%     9.86%     (2.14)%    16.23%     19.82%
Ratios to Average Net Assets:
Expenses.......................................        1.84 %(2)(3)  1.83%(3)   1.80%(3)   1.79%(3)   1.80%(3)   1.87%
Net investment income..........................        1.51 %(2)(3)  1.80%(3)   2.18%(3)   2.06%(3)   1.88%(3)   2.18%
Supplemental Data:
Net assets, end of period, in thousands........     $90,185      $106,002   $117,927   $163,953   $203,132   $110,909
Portfolio turnover rate........................          36 %(1)       67%        33%        48%        49%        28%

---------------------

     *   Prior to July 28, 1997, the fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Investment Advisors Inc. serves as
         Investment Manager ("Morgan Stanley Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July
         28, 1997 which were acquired in exchange for shares of Morgan Stanley Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                                 FOR THE SIX        FOR THE YEAR ENDED JANUARY 31,         JULY 28, 1997*
                                                MONTHS ENDED    ---------------------------------------       THROUGH
                                                JULY 31, 2002    2002       2001       2000       1999    JANUARY 31, 1998
                                                -------------   ------     ------     ------     ------   ----------------
                                                 (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period..........     $12.81       $13.28     $13.10     $15.01     $14.68        $14.69
                                                   ------       ------     ------     ------     ------        ------
Income (loss) from investment operations:
    Net investment income++...................       0.15         0.37       0.39       0.44       0.37          0.24
    Net realized and unrealized gain (loss)...      (1.25)       (0.43)      0.88      (0.60)      2.03          0.48
                                                   ------       ------     ------     ------     ------        ------
Total income (loss) from investment
  operations..................................      (1.10)       (0.06)      1.27      (0.16)      2.40          0.72
                                                   ------       ------     ------     ------     ------        ------
Less dividends and distributions from:
    Net investment income.....................      (0.16)       (0.41)     (0.41)     (0.43)     (0.42)        (0.22)
    Net realized gain.........................     --             --        (0.68)     (1.32)     (1.65)        (0.51)
                                                   ------       ------     ------     ------     ------        ------
Total dividends and distributions.............      (0.16)       (0.41)     (1.09)     (1.75)     (2.07)        (0.73)
                                                   ------       ------     ------     ------     ------        ------
Net asset value, end of period................     $11.55       $12.81     $13.28     $13.10     $15.01        $14.68
                                                   ======       ======     ======     ======     ======        ======
Total Return+.................................      (8.65)%(1)   (0.32)%    10.93%     (1.20)%    17.28%         4.88%(1)
Ratios to Average Net Assets:
Expenses......................................       0.84 %(2)(3) 0.83%(3)   0.83%(3)   0.80%(3)   0.81%(3)      0.86%(2)
Net investment income.........................       2.51 %(2)(3) 2.80%(3)   3.15%(3)   3.05%(3)   2.87%(3)      3.08%(2)
Supplemental Data:
Net assets, end of period, in thousands.......     $1,324       $1,244     $2,702     $3,188     $1,853           $16
Portfolio turnover rate.......................         36 %(1)      67%        33%        48%        49%           28%

---------------------

     *   The date the shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
BALANCED GROWTH FUND

Semiannual Report
July 31, 2002

37896RPT-7968102-AP-9/02